PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets
	December 31,
	2013	2014
	US$	US$
Housing loans to employees guaranteed by RPL (Note 22)	228	181
Advances to employees	3,524	3,440
Prepayments to business partners	21,187	16,443
Interest receivables	326	455
Receivables in connection with exercise of options	879	(66)
Due from agents on option exercised	1,317	2,598
Bridge loans in connection with ongoing investments	8,074	1,961
Prepayment for Inventory	479	10,498
Unsecured interest-free loans to related parties (Note 22)	4,902	5,848
Others	1,845	2,778
Total	42,761	44,136